Employee Benefits Plan	12 Months Ended
Dec. 31, 2020
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Employee Benefits Plan

Note 13—Employee Benefits Plan

Employees are offered the opportunity to participate in the Company’s 401(k) Plan, which is intended to be a tax-qualified defined contribution plan under Section 401(k) of the Internal Revenue Code. Eligible employees may contribute up to $19,500 and $19,000 of their salary to the 401(k) Plan during the years ended December 31, 2020 and 2019, respectively. The Company’s contributions to the 401(k) Plan were $0.4 million and $0.4 million for the years ended December 31, 2020 and 2019, respectively.